Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income and capital tax losses with a tax benefit, which are not recognised as deferred tax assets	$ 2,265	$ 1,946
Tax credits, which are not recognised as deferred tax assets	1,455	1,082
Gross amount of income tax losses	8,368
Gross amount of tax losses not recognised	12,482
Investments, including foreign tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference for which no deferred tax asset is recognised	1,656	1,659
Deferred tax liabilities associated with undistributed earnings of subsidiaries that have not been recognised	2,253	2,216
Australian petroleum resource rent tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference for which no deferred tax asset is recognised	2,197	2,282
Temporary difference for which no deferred tax liability is recognised	659	685
Mineral rights [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference for which no deferred tax asset is recognised	2,230	2,263
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference for which no deferred tax asset is recognised	412	$ 437
Due not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses	359
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses	443
Later than two years and not later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses	2,723
Later than five years and not later than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	1,449
Gross amount of income tax losses	530
Later than 10 years and not later than 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	6
Gross amount of income tax losses	2,312
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses	2,001
Gross amount of capital tax losses	$ 4,114